Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2018
Events Occurring After the Reporting Date

NOTE 27. EVENTS OCCURRING AFTER THE REPORTING DATE

On July 31, 2018, the company received approval of its Investigational New Drug (“IND”) application by the U.S. Food and Drug Administration (“FDA”) for eftilagimod alpha (“efti” or “IMP321”), a LAG-3Ig fusion protein.

On August 7, 2018 the company announced the grant of Canadian patent no. 2,685,584 entitled “Cytotoxic anti-LAG-3 monoclonal antibody and its use in the treatment or prevention of organ transplant rejection and autoimmune disease.”

On August 21, 2018 the company announced that it had received a €1,221,906 cash rebate from the French Government under its Crédit d’Impôt Recherche scheme (CIR).

On September 24, 2018, the company announced that it has entered into a clinical trial collaboration and supply agreement with Merck KGaA, Darmstadt, Germany and Pfizer Inc., to evaluate the combination of Immutep’s lead immunotherapy product candidate eftilagimod alpha (“efti” or “IMP321”) with avelumab.

During the period from September 27, 2018 to October 5, 2018, the company received USD 1.05 million of proceeds from the exercising of ADS Warrants by the US investors.